Emerging Markets Growth Fund
Investment portfolio
September 30, 2023
unaudited

Common stocks 92.66% Asia-Pacific 72.17% China 38.67%	Shares	Value (000)
Alibaba Group Holding, Ltd.[1]	3,162,000	$34,280
Alibaba Group Holding, Ltd. (ADR)[1]	341,378	29,611
Anhui Conch Cement Co., Ltd., Class H	1,551,129	4,102
BeiGene, Ltd.[1]	57,174	796
BeiGene, Ltd. (ADR)[1]	261,096	46,963
China Merchants Bank Co., Ltd., Class H	455,000	1,888
China Resources Cement Holdings, Ltd.	15,471,000	3,938
China Resources Gas Group, Ltd.	4,097,000	11,915
China Tourism Group Duty Free Corp., Ltd., Class A	436,781	6,426
China Tourism Group Duty Free Corp., Ltd., Class H	60,800	799
Contemporary Amperex Technology Co., Ltd., Class A	115,380	3,235
ENN Energy Holdings, Ltd.	1,486,595	12,287
Foshan Haitian Flavouring and Food Co., Ltd., Class A	195,534	1,026
Gree Electric Appliances, Inc. of Zhuhai, Class A	150,400	748
H World Group, Ltd. (ADR)[1]	674,312	26,588
Haitian International Holdings, Ltd.	1,818,000	3,842
Innovent Biologics, Inc.[1]	6,814,000	33,099
JD Health International, Inc.[1]	1,214,800	6,232
Jiangsu Hengli Hydraulic Co., Ltd., Class A	1,054,900	9,215
Jiangsu Hengrui Medicine Co., Ltd., Class A	7,501,224	46,286
Kingboard Laminates Holdings, Ltd.	1,129,500	793
Kingdee International Software Group Co., Ltd.[1]	628,000	770
Kweichow Moutai Co., Ltd., Class A	40,861	10,138
Legend Biotech Corp. (ADR)[1]	195,188	13,111
Li Auto, Inc., Class A1	137,600	2,461
Li Auto, Inc., Class A (ADR)[1]	39,526	1,409
Li Ning Co., Ltd.	278,000	1,168
Longfor Group Holdings, Ltd.	3,689,998	6,522
Midea Group Co., Ltd., Class A	1,590,011	12,087
NetEase, Inc.	1,872,587	37,593
NetEase, Inc. (ADR)	206,447	20,678
Ping An Insurance (Group) Company of China, Ltd., Class H	9,607,700	54,420
Proya Cosmetics Co., Ltd., Class A	420,658	5,851
Shandong Pharmaceutical Glass Co., Ltd., Class A	253,077	963
Shenzhen Inovance Technology Co., Ltd., Class A	2,657,777	24,350
Shenzhou International Group Holdings, Ltd.	468,100	4,469
Tencent Holdings, Ltd.	711,600	27,578
Trip.com Group, Ltd. (ADR)[1]	870,255	30,433
WuXi Biologics (Cayman), Inc.[1]	1,976,500	11,608
Zai Lab, Ltd. (ADR)[1]	42,774	1,040
		550,718
Emerging Markets Growth Fund — Page 1 of 8

unaudited
Common stocks (continued) Asia-Pacific (continued) Hong Kong 0.33%	Shares	Value (000)
First Pacific Co., Ltd.	4,128,967	$1,631
Galaxy Entertainment Group, Ltd.	513,000	3,068
		4,699
India 11.66%
Angel One, Ltd.	432,122	9,576
Bank of Baroda	2,972,788	7,659
Bharti Airtel, Ltd.	781,306	8,718
City Union Bank, Ltd.	4,508,250	6,872
Coforge, Ltd.	15,906	976
Dabur India, Ltd.	1,296,463	8,599
FSN E-Commerce Ventures, Ltd.	312,186	575
Genpact, Ltd.	21,500	778
HDFC Bank, Ltd.	1,822,149	33,368
HDFC Bank, Ltd. (ADR)	6,300	372
ICICI Bank, Ltd.	806,483	9,223
ITC, Ltd.	1,074,287	5,751
Jio Financial Services, Ltd.[1]	26,435	74
Kotak Mahindra Bank, Ltd.	514,840	10,763
MakeMyTrip, Ltd.[1]	704,068	28,529
Maruti Suzuki India, Ltd.	60,249	7,700
Reliance Industries, Ltd.	35,335	992
TeamLease Services, Ltd.[1]	167,962	5,246
Tube Investments of India, Ltd.	66,298	2,383
United Spirits, Ltd.[1]	562,417	6,814
Varun Beverages, Ltd.	982,243	11,180
		166,148
Indonesia 5.68%
Bank Central Asia Tbk PT	31,661,500	18,063
Bank Mandiri (Persero) Tbk PT	33,127,900	12,915
Bank Rakyat Indonesia (Persero) Tbk PT	22,267,500	7,525
Elang Mahkota Teknologi Tbk PT	79,592,750	3,012
Indofood CBP Sukses Makmur Tbk PT	3,685,400	2,640
Indosat Tbk PT	8,750,500	5,552
Kalbe Farma Tbk PT	24,750,000	2,810
PT Bank Syariah Indonesia Tbk	167,435,400	17,608
PT Surya Citra Media Tbk	562,652,220	5,747
Telkom Indonesia (Persero) Tbk PT, Class B	20,564,700	4,988
		80,860
Philippines 1.72%
ACEN Corp.	16,332,758	1,417
Ayala Corp.	358,370	3,951
BDO Unibank, Inc.	680,080	1,706
Bloomberry Resorts Corp.[1]	11,149,300	1,990
International Container Terminal Services, Inc.	4,213,546	15,396
		24,460
Singapore 0.09%
Yoma Strategic Holdings, Ltd.[1]	21,342,232	1,360
Emerging Markets Growth Fund — Page 2 of 8

unaudited
Common stocks (continued) Asia-Pacific (continued) South Korea 6.20%	Shares	Value (000)
Coupang, Inc., Class A1	642,350	$10,920
Hana Financial Group, Inc.	476,100	14,972
JB Financial Group Co., Ltd.	478,000	3,527
KB Financial Group, Inc.	40,339	1,659
KT&G Corp.	42,327	2,706
LG Energy Solution, Ltd.[1]	5,366	1,894
NAVER Corp.	61,025	9,107
Samsung Electronics Co., Ltd.	427,882	21,679
Samsung Electronics Co., Ltd. (GDR)[2]	8,721	10,970
SK hynix, Inc.	127,668	10,844
		88,278
Taiwan 6.73%
AirTAC International Group	251,904	7,650
Global Unichip Corp.	86,000	3,646
MediaTek, Inc.	338,042	7,723
Momo.com, Inc.	58,828	915
Taiwan Semiconductor Manufacturing Co., Ltd.	4,215,812	68,414
Vanguard International Semiconductor Corp.	769,000	1,622
Voltronic Power Technology Corp.	120,000	5,892
		95,862
Thailand 0.51%
TISCO Financial Group PCL, foreign registered shares	2,692,400	7,269
Vietnam 0.58%
Masan Group Corp.[1]	1,474,444	4,625
Vietnam Dairy Products JSC	653,600	1,995
Vinhomes JSC[1]	847,003	1,594
		8,214
Total Asia-Pacific		1,027,868
Latin America 14.01% Brazil 9.13%
Aliansce Sonae Shopping Centers SA, ordinary nominative shares	395,028	1,775
Americanas SA, ordinary nominative shares[1]	5,546,675	1,048
B3 SA - Brasil, Bolsa, Balcao	5,295,106	12,947
CCR SA, ordinary nominative shares	3,361,165	8,619
Diagnósticos da América SA	742,978	1,828
Estre Ambiental, Inc.[1,2,3]	591,120	— [4]
Hypera SA, ordinary nominative shares	2,242,860	16,572
Lojas Renner SA	1,945,362	5,186
Magazine Luiza SA1	27,415,791	11,563
Patria Investments, Ltd., Class A	404,910	5,904
Rede D’Or Sao Luiz SA	5,381,190	27,203
Rumo SA	340,000	1,544
TIM SA	8,750,200	25,920
Vale SA (ADR), ordinary nominative shares	233,875	3,134
Vale SA, ordinary nominative shares	501,276	6,740
		129,983
Emerging Markets Growth Fund — Page 3 of 8

unaudited
Common stocks (continued) Latin America (continued) Mexico 4.88%	Shares	Value (000)
América Móvil, SAB de CV, Class B (ADR)	859,947	$14,894
Arca Continental, SAB de CV	542,355	4,926
CEMEX, SAB de CV (ADR), ordinary participation certificates, units[1]	832,008	5,408
Corp. Inmobiliaria Vesta, SAB de CV	3,557,078	11,734
Corp. Inmobiliaria Vesta, SAB de CV (ADR)	73,100	2,403
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	721,440	7,830
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	121,910	2,004
Grupo Financiero Banorte, SAB de CV, Series O	1,103,338	9,250
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	2,175,000	4,330
Prologis Property Mexico, SA de CV, REIT	1,980,000	6,811
		69,590
Total Latin America		199,573
Eastern Europe and Middle East 2.59% Hungary 0.06%
Wizz Air Holdings PLC[1]	34,595	805
Kazakhstan 0.96%
Halyk Savings Bank of Kazakhstan OJSC (GDR)[2]	1,019,744	13,603
Russian Federation 0.81%
Alrosa PJSC[3]	12,604	— [4]
Baring Vostok Capital Fund IV Supplemental Fund, LP1,3,5,6,7	43,189,450	— [4]
Baring Vostok Private Equity Fund IV, LP1,3,5,6,7	23,604,516	— [4]
Gazprom PJSC[3]	1,891,176	— [4]
Moscow Exchange MICEX-RTS PJSC[3]	2,726,513	— [4]
Rosneft Oil Co. PJSC[3]	570,845	— [4]
Sberbank of Russia PJSC[3]	11,761,726	— [4]
TCS Group Holding PLC (GDR)[1,2]	139,349	2,132
TCS Group Holding PLC (GDR)[1]	172,382	2,637
X5 Retail Group NV (GDR)[1]	86,904	934
Yandex NV, Class A1	531,189	5,806
		11,509
Slovenia 0.47%
Nova Ljubljanska Banka dd (GDR)	441,286	6,712
United Arab Emirates 0.29%
Adnoc Gas PLC[1]	4,416,156	4,185
Total Eastern Europe and Middle East		36,814
Other markets 2.17% Netherlands 0.60%
InPost SA1	741,659	8,598
United Kingdom 0.60%
Airtel Africa PLC	4,290,245	6,544
Sedibelo Resources, Ltd.[1,3]	17,665,800	1,951
		8,495
Emerging Markets Growth Fund — Page 4 of 8

unaudited
Common stocks (continued) Other markets (continued) United States 0.97%	Shares	Value (000)
MercadoLibre, Inc.[1]	10,852	$13,759
Total Other markets		30,852
Africa 1.72% Federal Republic of Nigeria 0.29%
Guaranty Trust Holding Co. PLC	126,924,542	4,160
South Africa 1.43%
Discovery, Ltd.	713,876	5,178
MTN Group, Ltd.	2,552,364	15,172
		20,350
Total Africa		24,510
Total common stocks (cost: $1,266,937,000)		1,319,617
Preferred securities 2.71% Latin America 2.14% Brazil 2.14%
Banco Bradesco SA, preferred nominative shares	10,680,573	30,385
Asia-Pacific 0.57% South Korea 0.57%
Samsung Electronics Co., Ltd., nonvoting preferred shares	202,251	8,166
Total preferred securities (cost: $39,244,000)		38,551
Rights & warrants 0.49% Asia-Pacific 0.49% China 0.49%
Centre Testing International Group Co., Ltd., Class A, warrants, expire 3/20/2024[1,2]	870,000	2,223
Midea Group Co., Ltd., Class A, warrants, expire 2/26/2024[2]	627,614	4,771
		6,994
Total rights & warrants (cost: $7,456,000)		6,994
Short-term securities 3.55% Money market investments 3.55%
Capital Group Central Cash Fund 5.44%[8,9]	506,266	50,621
Total short-term securities (cost: $50,627,000)		50,621
Total investment securities 99.41% (cost: $1,364,264,000)		1,415,783
Other assets less liabilities 0.59%		8,357
Net assets 100.00%		$1,424,140
Emerging Markets Growth Fund — Page 5 of 8

unaudited
Investments in affiliates9

	Value of affiliates at 7/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)
Short-term securities 3.55%
Money market investments 3.55%
Capital Group Central Cash Fund 5.44%[8]	$57,383	$78,495	$85,246	$3	$(14)	$50,621	$728
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.44%[8]	433		433 [10]			—	— [11]
Total 3.55%				$3	$(14)	$50,621	$728
Restricted securities7

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Baring Vostok Capital Fund IV Supplemental Fund, LP1,3,5,6	10/8/2007-8/29/2019	$25,045	$— [4]	.00%[12]
Baring Vostok Private Equity Fund IV, LP1,3,5,6	4/25/2007-12/28/2020	11,685	— [4]	.00 [12]
Total		$36,730	$— [4]	.00%[12]

[1]	Security did not produce income during the last 12 months.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $33,699,000, which represented 2.37% of the net assets of the fund.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]
Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund.
Therefore, the cost and market value may not be indicative of the private equity fund’s performance. For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund’s interest in the partnership is reported.

[6]
Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.

[7]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was less than $1,000, which represented less than .01% of the net assets of the fund.

[8]	Rate represents the seven-day yield at 9/30/2023.
[9]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	Represents net activity.
[11]	Dividend income is included with securities lending income and is not shown in this table.
[12]	Amount less than .01%.
Valuation disclosures

Capital International, Inc. (“CIInc”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Emerging Markets Growth Fund — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of September 30, 2023 (dollars in thousands):
Emerging Markets Growth Fund — Page 7 of 8

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Asia-Pacific	$210,432	$817,436	$—	$1,027,868
Latin America	199,573	—	— *	199,573
Eastern Europe and Middle East	—	36,814	— *	36,814
Other markets	13,759	15,142	1,951	30,852
Africa	—	24,510	—	24,510
Preferred securities	30,385	8,166	—	38,551
Rights & warrants	—	6,994	—	6,994
Short-term securities	50,621	—	—	50,621
Total	$504,770	$909,062	$1,951	$1,415,783
*
Amount less than one thousand.
Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-015-1123O-S96490
Emerging Markets Growth Fund — Page 8 of 8